Costs of sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Costs of sales
Cost of stream sales	$ 25.7	$ 29.7	$ 52.7	$ 66.1
Cost of prepaid ounces	1.8	2.3	3.7	4.1
Mineral production taxes	0.8	0.7	1.1	1.3
Oil & gas operating costs	1.5	1.2	2.5	2.3
Total costs of sales	$ 29.8	$ 33.9	$ 60.0	$ 73.8